Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 16, 2012
Registrant Name	dei_EntityRegistrantName	UBS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000886244
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 16, 2012
UBS EMERGING MARKETS DEBT FUND (Prospectus Summary) | UBS EMERGING MARKETS DEBT FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMFAX
UBS EMERGING MARKETS DEBT FUND (Prospectus Summary) | UBS EMERGING MARKETS DEBT FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMFCX
UBS EMERGING MARKETS DEBT FUND (Prospectus Summary) | UBS EMERGING MARKETS DEBT FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMFYX

UBS EMERGING MARKETS DEBT FUND (Prospectus Summary) | UBS EMERGING MARKETS DEBT FUND
UBS Emerging Markets Debt Fund
Investment objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income.
Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 11 of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 65 of the Fund's statement of additional information
("SAI").
Shareholder fees (fees paid directly from your investment)
Shareholder Fees UBS EMERGING MARKETS DEBT FUND	Class A	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.50%	none	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	none	0.75%	none
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses UBS EMERGING MARKETS DEBT FUND		Class A	Class C	Class Y
Management fees		0.75%	0.75%	0.75%
Distribution and/or service (12b-1) fees		0.25%	0.75%	none
Other expenses	[1]	0.84%	0.84%	0.84%
Total annual fund operating expenses		1.84%	2.34%	1.59%
Less management fee waiver/expense reimbursements		0.59%	0.59%	0.59%
Total annual fund operating expenses after management fee waiver/expense reimbursements	[2]	1.25%	1.75%	1.00%
[1]	"Other expenses" are based on estimates for the current fiscal year, and include "Acquired fund fees and expenses," which are estimated to be less than 0.01% of the average net assets of the Fund.
[2]	The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment ompanies, interest, taxes, brokerage commissions, extraordinary expenses, and dividend expense and security loan fees for securities sold short) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, and dividend expense and security loan fees for securities sold short), through the period ending October 27, 2013, do not exceed 1.25% for Class A shares, 1.75% for Class C shares and 1.00% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund. The fee waiver/expense reimbursement agreement may be terminated by the Fund's Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, the UBS Global AM (Americas)'s three year recoupment rights will survive.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example UBS EMERGING MARKETS DEBT FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	572	948
Class C	253	674
Class Y	102	444

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
UBS EMERGING MARKETS DEBT FUND Class C	178	674

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Principal strategies
Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets
(plus borrowings for investment purposes, if any) in debt securities and other debt instruments that are tied economically to emerging market countries.

Such investments may include, but are not limited to, debt securities issued by governments, government-related entities, corporations, supranational entities and entities organized to restructure outstanding debt of issuers in emerging markets, and instruments whose return is derived from any of the foregoing.

The Fund may invest in debt instruments of all types and denominated in any currency. These may include, but are not limited to, bonds, debentures, notes, convertible securities, loans and related assignments and participations, when-issued and delayed-delivery securities, mortgage-backed and other types of asset-backed securities issued on a public or private basis, and cash equivalents.

The Fund is a non-diversified fund.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures, forward agreements, swap agreements (specifically, interest rate, total return, currency and credit default swaps), credit-linked securities and structured investments. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging)
purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; to establish net short positions for individual sectors, markets, currencies or securities; or to adjust the Fund's portfolio duration.

The Fund intends to invest primarily in a portfolio of debt securities located in at least three emerging market countries, which may be located in Asia,
Europe, Latin America, Africa or the Middle East. An emerging market country is a country defined as an emerging or developing economy by any of the World Bank, the International Finance Corporation or the United Nations or its authorities.
Additionally, the Fund, for purposes of its investments, may consider a country included in JP Morgan or MSCI emerging markets indices to be an emerging market country. The countries included in this definition will change over time.

A substantial amount of the Fund's assets may be invested in higher-yielding, lower-rated bonds. Lower-rated bonds are bonds rated in the lower rating categories of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's
Ratings Group ("S&P"), including securities rated Ba or lower by Moody's and BB or lower by S&P.

Derivative instruments such as swaps, options, futures, credit linked or structured investments or other debt instruments that are tied economically to emerging market countries may be used to satisfy the Fund's 80% investment policy.

Management process

The investment process is based on fundamental analysis, coupling a top-down strategy with an equally important bottom-up security selection strategy. The
Advisor manages and monitors risk/return trade-offs in a disciplined manner across country allocation, sector allocation, issue selection, duration/yield curve positioning, and currency management. Proprietary valuation and risk models enhance seasoned professional judgment.

The investment process is founded upon the Advisor's conviction that discrepancies occur between market prices and fundamental values. In the case of emerging markets debt, price volatility generally exceeds that of the underlying macroeconomic fundamentals. The investment team takes advantage of these discrepancies by applying a disciplined approach to measure fundamental value from the perspective of a long-term investor.

The investment decision-making process can be divided up into three parts-country, currency and security selection.

Country selection

The Advisor decides on country over- and under-weights relative to the Fund's custom benchmark, the Emerging Markets Debt Benchmark Index, which is comprised of 50% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) and 50% J.P.
Morgan Government Bond Index-Emerging Markets Global Diversified (GBI-EM Global
Diversified), by using a price/value framework. Subjective judgments, such as political risk assessment, also affect the final country decision.

Currency selection

The Advisor searches for currencies that will outperform market expectations, given the Advisor's currency and market views. The Advisor also seeks to identify potential sales in the Fund's portfolio when risk is not being compensated by expected return. Typically, the Fund obtains exposure to local currencies via bonds denominated in local currency or derivative positions.

Security selection

The Advisor searches for bonds that will outperform market expectations, given the Advisor's country and market views. The Advisor also seeks to identify potential sales in the Fund's portfolio when risk is not being compensated by expected return. Typically, the Fund invests in sovereign bonds, denominated in US dollars as well as in local currencies. The Advisor also examines local market bond and corporate bond opportunities.

The Advisor's analysis of emerging market bonds is enhanced by an advanced in-house emerging market bond analytics database. The database is specially designed to assimilate the characteristics of emerging market bonds; it allows the Advisor to perform detailed instrument-level analysis.

In addition to macroeconomic research, bottom-up input-such as liquidity considerations, volatility and company risk for specific bonds, to name a few, is also crucial in the Advisor's decision making process.
Main risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the
Fund.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

High yield bond risk: The risk that the issuer of bonds with ratings of BB (S&P)
or Ba (Moody's) or below, or deemed of equivalent quality, will default or otherwise be unable to honor a financial obligation (also known as lower-rated or "junk bonds"). These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade
(higher-quality) bonds.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Geographic concentration risk: The risk that if the Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the
Fund's share price may be more volatile and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Derivatives risk: The value of "derivatives"-so called because their value
"derives" from the value of an underlying asset, reference rate or index-may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity.
These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Currency risk: The risk that the changing value of a currency versus the US dollar may adversely affect the value of an investment. A depreciation in an invested currency versus the US dollar typically causes the value of the investment to fall, while an appreciation in an invested currency versus the US dollar may cause the market value of the investment to rise.

Sovereign debt risk: Investments in foreign sovereign debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Illiquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the
Fund's value or prevent the Fund from taking advantage of other investment opportunities.
Performance
There is no performance information quoted for the Fund as the Fund had not commenced investment operations as of the date of this prospectus.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 16, 2012
UBS EMERGING MARKETS DEBT FUND (Prospectus Summary) | UBS EMERGING MARKETS DEBT FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	UBS Emerging Markets Debt Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, consisting of capital appreciation and current income.
Expense, Heading	rr_ExpenseHeading	Fees and expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 11 of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 65 of the Fund's statement of additional information
		("SAI").
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
		annual fund operating expenses or in the example, affect the Fund's performance.
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimates for the current fiscal year, and include "Acquired fund fees and expenses," which are estimated to be less than 0.01% of the average net assets of the Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only.
Although your actual costs may be higher or lower, based on these assumptions,
		your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets
(plus borrowings for investment purposes, if any) in debt securities and other debt instruments that are tied economically to emerging market countries.

Such investments may include, but are not limited to, debt securities issued by governments, government-related entities, corporations, supranational entities and entities organized to restructure outstanding debt of issuers in emerging markets, and instruments whose return is derived from any of the foregoing.

The Fund may invest in debt instruments of all types and denominated in any currency. These may include, but are not limited to, bonds, debentures, notes, convertible securities, loans and related assignments and participations, when-issued and delayed-delivery securities, mortgage-backed and other types of asset-backed securities issued on a public or private basis, and cash equivalents.

The Fund is a non-diversified fund.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include options, futures, forward agreements, swap agreements (specifically, interest rate, total return, currency and credit default swaps), credit-linked securities and structured investments. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging)
purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; to establish net short positions for individual sectors, markets, currencies or securities; or to adjust the Fund's portfolio duration.

The Fund intends to invest primarily in a portfolio of debt securities located in at least three emerging market countries, which may be located in Asia,
Europe, Latin America, Africa or the Middle East. An emerging market country is a country defined as an emerging or developing economy by any of the World Bank, the International Finance Corporation or the United Nations or its authorities.
Additionally, the Fund, for purposes of its investments, may consider a country included in JP Morgan or MSCI emerging markets indices to be an emerging market country. The countries included in this definition will change over time.

A substantial amount of the Fund's assets may be invested in higher-yielding, lower-rated bonds. Lower-rated bonds are bonds rated in the lower rating categories of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's
Ratings Group ("S&P"), including securities rated Ba or lower by Moody's and BB or lower by S&P.

Derivative instruments such as swaps, options, futures, credit linked or structured investments or other debt instruments that are tied economically to emerging market countries may be used to satisfy the Fund's 80% investment policy.

Management process

The investment process is based on fundamental analysis, coupling a top-down strategy with an equally important bottom-up security selection strategy. The
Advisor manages and monitors risk/return trade-offs in a disciplined manner across country allocation, sector allocation, issue selection, duration/yield curve positioning, and currency management. Proprietary valuation and risk models enhance seasoned professional judgment.

The investment process is founded upon the Advisor's conviction that discrepancies occur between market prices and fundamental values. In the case of emerging markets debt, price volatility generally exceeds that of the underlying macroeconomic fundamentals. The investment team takes advantage of these discrepancies by applying a disciplined approach to measure fundamental value from the perspective of a long-term investor.

The investment decision-making process can be divided up into three parts-country, currency and security selection.

Country selection

The Advisor decides on country over- and under-weights relative to the Fund's custom benchmark, the Emerging Markets Debt Benchmark Index, which is comprised of 50% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) and 50% J.P.
Morgan Government Bond Index-Emerging Markets Global Diversified (GBI-EM Global
Diversified), by using a price/value framework. Subjective judgments, such as political risk assessment, also affect the final country decision.

Currency selection

The Advisor searches for currencies that will outperform market expectations, given the Advisor's currency and market views. The Advisor also seeks to identify potential sales in the Fund's portfolio when risk is not being compensated by expected return. Typically, the Fund obtains exposure to local currencies via bonds denominated in local currency or derivative positions.

Security selection

The Advisor searches for bonds that will outperform market expectations, given the Advisor's country and market views. The Advisor also seeks to identify potential sales in the Fund's portfolio when risk is not being compensated by expected return. Typically, the Fund invests in sovereign bonds, denominated in US dollars as well as in local currencies. The Advisor also examines local market bond and corporate bond opportunities.

The Advisor's analysis of emerging market bonds is enhanced by an advanced in-house emerging market bond analytics database. The database is specially designed to assimilate the characteristics of emerging market bonds; it allows the Advisor to perform detailed instrument-level analysis.

In addition to macroeconomic research, bottom-up input-such as liquidity considerations, volatility and company risk for specific bonds, to name a few,
		is also crucial in the Advisor's decision making process.
Risk, Heading	rr_RiskHeading	Main risks
Risk, Narrative	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the
Fund.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

High yield bond risk: The risk that the issuer of bonds with ratings of BB (S&P)
or Ba (Moody's) or below, or deemed of equivalent quality, will default or otherwise be unable to honor a financial obligation (also known as lower-rated or "junk bonds"). These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade
(higher-quality) bonds.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Geographic concentration risk: The risk that if the Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the
Fund's share price may be more volatile and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Derivatives risk: The value of "derivatives"-so called because their value
"derives" from the value of an underlying asset, reference rate or index-may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity.
These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Currency risk: The risk that the changing value of a currency versus the US dollar may adversely affect the value of an investment. A depreciation in an invested currency versus the US dollar typically causes the value of the investment to fall, while an appreciation in an invested currency versus the US dollar may cause the market value of the investment to rise.

Sovereign debt risk: Investments in foreign sovereign debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Illiquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the
Fund's value or prevent the Fund from taking advantage of other investment
		opportunities.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund's share price may be more volatile and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	There is no performance information quoted for the Fund as the Fund had not commenced investment operations as of the date of this prospectus.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	There is no performance information quoted for the Fund as the Fund had not commenced investment operations as of the date of this prospectus.
UBS EMERGING MARKETS DEBT FUND (Prospectus Summary) | UBS EMERGING MARKETS DEBT FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.84%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Less management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Total annual fund operating expenses after management fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.25%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	572
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	948
UBS EMERGING MARKETS DEBT FUND (Prospectus Summary) | UBS EMERGING MARKETS DEBT FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.84%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.34%
Less management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Total annual fund operating expenses after management fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.75%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	253
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	674
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	674
UBS EMERGING MARKETS DEBT FUND (Prospectus Summary) | UBS EMERGING MARKETS DEBT FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.84%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Less management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Total annual fund operating expenses after management fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.00%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	444

[1]	"Other expenses" are based on estimates for the current fiscal year, and include "Acquired fund fees and expenses," which are estimated to be less than 0.01% of the average net assets of the Fund.
[2]	The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment ompanies, interest, taxes, brokerage commissions, extraordinary expenses, and dividend expense and security loan fees for securities sold short) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, extraordinary expenses, and dividend expense and security loan fees for securities sold short), through the period ending October 27, 2013, do not exceed 1.25% for Class A shares, 1.75% for Class C shares and 1.00% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund. The fee waiver/expense reimbursement agreement may be terminated by the Fund's Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, the UBS Global AM (Americas)'s three year recoupment rights will survive.